General Information - Schedule of Consolidated Financial Information Subsidiaries (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Total assets	₩ 686,459	₩ 578,181
Total liabilities	118,096	114,453
Revenue	500,845	725,516	₩ 463,618
Profit (loss) for the year	84,902	131,982	₩ 83,058
Gravity Interactive, Inc.
Disclosure of subsidiaries [line items]
Total assets	28,078	23,445
Total liabilities	16,855	13,671
Revenue	39,938	49,818
Profit (loss) for the year	74	1,113
Gravity NeoCyon, Inc.
Disclosure of subsidiaries [line items]
Total assets	15,000	11,747
Total liabilities	4,281	5,784
Revenue	20,316	19,408
Profit (loss) for the year	1,771	(1,270)
Gravity Communications Co.,Ltd.
Disclosure of subsidiaries [line items]
Total assets	27,121	35,754
Total liabilities	6,687	9,227
Revenue	35,189	33,122
Profit (loss) for the year	1,754	10,116
PT. Gravity Game Link
Disclosure of subsidiaries [line items]
Total assets	2,693	2,461
Total liabilities	367	303
Revenue	1,476	2,234
Profit (loss) for the year	(51)	(103)
Gravity Game Tech Co.,Ltd.
Disclosure of subsidiaries [line items]
Total assets	72,123	50,672
Total liabilities	23,780	8,081
Revenue	48,771	30,604
Profit (loss) for the year	6,860	11,308
Gravity Game Arise Co., Ltd.
Disclosure of subsidiaries [line items]
Total assets	7,712	7,058
Total liabilities	1,192	1,683
Revenue	5,574	3,807
Profit (loss) for the year	(6,237)	(5,393)
Gravity Game Hub PTE., Ltd.
Disclosure of subsidiaries [line items]
Total assets	68,728	74,229
Total liabilities	13,684	37,718
Revenue	89,257	287,950
Profit (loss) for the year	13,815	34,160
Gravity Game Vision Limited.
Disclosure of subsidiaries [line items]
Total assets	72,468	51,811
Total liabilities	26,756	10,753
Revenue	160,067	145,653
Profit (loss) for the year	₩ 21,946	₩ 23,547